Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present Canon’s assets and liabilities that are measured at fair value on a recurring basis consistent with the fair value hierarchy at December 31, 2017 and 2016.

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	—	70,500	—	70,500
Available-for-sale (current):
Corporate bonds	1,222	—	—	1,222
Available-for-sale (noncurrent):
Government bonds	289	—	—	289
Corporate bonds	605	217	—	822
Fund trusts	13	111	—	124
Equity securities	20,901	—	—	20,901
Derivatives	—	544	—	544

Total assets	23,030	71,372	—	94,402

Liabilities:
Derivatives	—	3,259	—	3,259

Total liabilities	—	3,259	—	3,259

	December 31, 2016
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	—	30,500	—	30,500
Available-for-sale (noncurrent):
Government bonds	269	—	—	269
Corporate bonds	—	229	—	229
Fund trusts	12	74	—	86
Equity securities	42,444	—	—	42,444
Derivatives	—	586	—	586

Total assets	42,725	31,389	—	74,114

Liabilities:
Derivatives	—	9,392	—	9,392

Total liabilities	—	9,392	—	9,392

Assets and Liabilities Measured at Fair Value on Nonrecurring Basis

The following table presents the Canon’s asset that was measured at fair value on a nonrecurring basis consistent with the fair value hierarchy and related impairment charge recognized during the year ended December 31, 2017. There were no assets or liabilities to be measured at fair value on a nonrecurring basis during the year ended December 31, 2016.

	Year ended December 31, 2017
	Total loss	Fair value
		Level 1	Level 2	Level 3	Total
		(Millions of yen)
Asset:
Goodwill	(33,912)	—	—	29,370	29,370